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                    FIRST METLIFE INVESTORS INSURANCE COMPANY
              FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                          SUPPLEMENT DATED MAY 1, 2009
                                       TO
                PROSPECTUS DATED APRIL 30, 2007 (AS SUPPLEMENTED)

This supplement revises information in the prospectuses dated April 30, 2007 (as supplemented) for the PrimElite III/SM/ variable annuity contracts issued by First MetLife Investors Insurance Company ("we," "us," or "our"). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (888) 556-5412 to request a free copy.

1. THE ANNUITY CONTRACT

In "THE ANNUITY CONTRACT" section of the prospectus, add the following immediately above the "Market Timing" heading:

     Because the contract proceeds must be distributed within the time periods required by the federal Internal Revenue Code, the right of a spouse to continue the contract, and all contract provisions relating to spousal continuation (see "Death Benefit--Spousal Continuation"), are available only to a person who is defined as a "spouse" under the federal Defense of Marriage Act, or any other applicable federal law. Therefore, under current federal law, a purchaser who has or is contemplating a civil union or same sex marriage should note that the rights of a spouse under the spousal continuation provisions of this contract will not be available to such partner or same sex marriage spouse.

2. INVESTMENT OPTIONS

In the "INVESTMENT OPTIONS" section, replace the section titled "Certain Payments We Receive with Regard to the Investment Portfolios" with the following:

     CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE INVESTMENT PORTFOLIOS. An investment adviser (other than our affiliate MetLife Advisers, LLC) or subadviser of an investment portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the contracts and, in our role as an intermediary, with respect to the investment portfolios. We and our affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from investment portfolio assets. Contract owners, through their indirect investment in the investment portfolios, bear the costs of these advisory fees (see the investment portfolios' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the investment portfolios attributable to the contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some

                                                                 SUPP-PEIII509NY

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     advisers or subadvisers (or other affiliates) may pay us more than others.
     These percentages currently range up to 0.50%.

     Additionally, an investment adviser or subadviser of an investment portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the contracts.

     We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser MetLife Advisers, LLC, which is formed as a "limited liability company." Our ownership interests in MetLife Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the investment portfolios. We will benefit accordingly from assets allocated to the investment portfolios to the extent they result in profits to the adviser. (See the prospectuses for the investment portfolios for information on the management fees paid by the investment portfolios and the Statements of Additional Information for the investment portfolios for information on the management fees paid by the advisers to the subadvisers.)

     Certain investment portfolios have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. An investment portfolio's 12b-1 Plan, if any, is described in more detail in the investment portfolio's prospectus. (See "Other Information --Distributor.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under an investment portfolio's 12b-1 Plan decrease the investment portfolio's investment return.

     We select the investment portfolios offered through this contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the investment portfolio's adviser or subadviser is one of our affiliates or whether the investment portfolio, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than to those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the investment portfolios periodically and may remove an investment portfolio or limit its availability to new purchase payments and/or transfers of account value if we determine that the investment portfolio no longer meets one or more of the selection criteria, and/or if the investment portfolio has not attracted significant allocations from contract owners. In some cases, we have included investment portfolios based on recommendations made by selling firms. These selling firms may receive payments from the investment

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     portfolios they recommend and may benefit accordingly from the allocation of account value to such investment portfolios.

     In certain instances, our ability to remove or replace an investment portfolio may be limited by the terms of a five-year agreement between MetLife and Legg Mason relating to the use of certain investment portfolios advised by Legg Mason affiliates. The agreement sets forth the conditions under which we can remove an investment portfolio, which, in some cases, may differ from our own selection criteria. In addition, during the term of the agreement, subject to our fiduciary and other legal duties, we are generally obligated in the first instance to consider investment portfolios advised by Legg Mason affiliates in seeking to make a substitution for an investment portfolio advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. (Citigroup) as part of MetLife's acquisition of The Travelers Insurance Company and The Travelers Life and Annuity Company (now MetLife Insurance Company of Connecticut) from Citigroup. Legg Mason replaced the Citigroup affiliates as a party to the agreement when Citigroup subsequently sold its asset management business to Legg Mason. The agreement also obligates Legg Mason to continue making payments to us with respect to investment portfolios advised by Legg Mason affiliates, on the same terms provided for in administrative services agreements between Citigroup's asset management affiliates and the Travelers insurance companies that predated the acquisition.

     We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series(Reg. TM). (See "Other Information --Distributor.")

     WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE ACCOUNT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.

Replace the sections titled "American Funds Insurance Series(Reg. TM) (Class 2)" through "Legg Mason Partners Variable Equity Trust" with the following:

     AMERICAN FUNDS INSURANCE SERIES(Reg. TM) (CLASS 2)

     American Funds Insurance Series(Reg. TM) is a trust with multiple portfolios. Capital Research and Management Company is the investment adviser to each portfolio. The following Class 2 portfolios are available under the contract:

          American Funds Bond Fund
          American Funds Global Growth Fund
          American Funds Global Small Capitalization Fund
          American Funds Growth Fund
          American Funds Growth-Income Fund

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     FIDELITY(Reg. TM) VARIABLE INSURANCE PRODUCTS (SERVICE CLASS 2)

     Fidelity(Reg. TM) Variable Insurance Products is a variable insurance product fund with multiple portfolios. Fidelity Management & Research Company is the investment manager. FMR Co., Inc. and Fidelity Research & Analysis Company serve as subadvisers. The following Service Class 2 portfolio is available under the contract:

          Mid Cap Portfolio

     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)

     Franklin Templeton Variable Insurance Products Trust currently consists of multiple series (Funds). Funds may be available in multiple classes: Class 1, Class 2, Class 3 and Class 4. The portfolios available in connection with your contract are Class 2 shares. Franklin Advisers, Inc. is the investment advisor for Franklin Income Securities Fund; Franklin Mutual Advisers, LLC is the investment advisor for Mutual Shares Securities Fund; and Templeton Global Advisors Limited is the investment adviser for Templeton Growth Securities Fund. The following Class 2 portfolios are available under the contract:

          Franklin Income Securities Fund
          Mutual Shares Securities Fund
          Templeton Growth Securities Fund

     LEGG MASON PARTNERS VARIABLE EQUITY TRUST

     Legg Mason Partners Variable Equity Trust is a trust with multiple portfolios. Legg Mason Partners Fund Advisor, LLC is the investment adviser to each portfolio. Legg Mason Partners Fund Advisor, LLC has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following single share class or, as noted, Class I or Class II portfolios are available under the contract:

          Legg Mason Partners Variable Aggressive Growth Portfolio (Class I) Legg Mason Partners Variable Appreciation Portfolio (Class I)
          Legg Mason Partners Variable Capital Portfolio
          Legg Mason Partners Variable Capital and Income Portfolio (Class II) Legg Mason Partners Variable Dividend Strategy Portfolio
          Legg Mason Partners Variable Fundamental Value Portfolio (Class I) Legg Mason Partners Variable Global Equity Portfolio
          Legg Mason Partners Variable Investors Portfolio (Class I)
          Legg Mason Partners Variable Large Cap Growth Portfolio (Class I) Legg Mason Partners Variable Small Cap Growth Portfolio (Class I) Legg Mason Partners Variable Social Awareness Portfolio

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     LEGG MASON PARTNERS VARIABLE INCOME TRUST

     Legg Mason Partners Variable Income Trust is a trust with multiple portfolios. Legg Mason Partners Fund Advisor, LLC is the investment adviser to each portfolio listed below. Legg Mason Partners Fund Advisor, LLC has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following single share class or, as noted, Class I portfolios are available under the contract:

          Legg Mason Partners Variable Adjustable Rate Income Portfolio Legg Mason Partners Variable Global High Yield Bond Portfolio (Class I)
          Legg Mason Partners Variable Money Market Portfolio

     MET INVESTORS SERIES TRUST

     Met Investors Series Trust is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of First MetLife Investors, is the investment manager of Met Investors Series Trust. (Met Investors Advisory, LLC, the former investment manager of Met Investors Series Trust, merged into MetLife Advisers on May 1, 2009.) MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:

          Met/AIM Small Cap Growth Portfolio (Class B)
          MFS(Reg. TM) Research International Portfolio (Class B)
          Oppenheimer Capital Appreciation Portfolio (Class B)
          Pioneer Fund Portfolio (Class A)
          Pioneer Strategic Income Portfolio (Class A)
          Van Kampen Comstock Portfolio (Class B)*

*    This portfolio is not available for investment prior to May 4, 2009.

     METROPOLITAN SERIES FUND, INC.

     Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of First MetLife Investors, is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:

          Artio International Stock Portfolio (Class B) (formerly Julius Baer
             International Stock Portfolio)
          FI Value Leaders Portfolio (Class D)
          Jennison Growth Portfolio (Class B)
          MFS(Reg. TM) Total Return Portfolio (Class F)
          MFS(Reg. TM) Value Portfolio (Class A)
          T. Rowe Price Large Cap Growth Portfolio (Class B)
          Western Asset Management U.S. Government Portfolio (Class B)

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     PIONEER VARIABLE CONTRACTS TRUST (CLASS II)

     Pioneer Variable Contracts Trust is a trust with multiple portfolios. Pioneer Investment Management, Inc. is the investment adviser to each portfolio. The following Class II portfolio is available under the contract:

          Pioneer Mid Cap Value VCT Portfolio

     THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (CLASS I OR II, AS NOTED)

     The Universal Institutional Funds, Inc. is a mutual fund with multiple portfolios. Morgan Stanley Investment Management, Inc., doing business as Van Kampen, is the investment adviser to each portfolio. The following Class I or Class II, as noted, portfolios are available under the contract:

          Equity and Income Portfolio (Class II)
          U.S. Real Estate Portfolio (Class I)

     VAN KAMPEN LIFE INVESTMENT TRUST (CLASS II)

     Van Kampen Life Investment Trust is a trust with multiple portfolios. Van Kampen Asset Management Inc. is the investment adviser to each portfolio. The following Class II portfolio is available under the contract:

          Growth and Income Portfolio

     LEGG MASON PARTNERS VARIABLE EQUITY TRUST

     In addition to the portfolios listed above under Legg Mason Partners Variable Equity Trust, the following portfolios are available under the contract. Legg Mason Partners Fund Advisor, LLC is the investment adviser to each portfolio. Legg Mason Partners Fund Advisor, LLC has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the name of the subadviser.)

     Legg Mason Partners Variable Lifestyle Allocation 50%
     Legg Mason Partners Variable Lifestyle Allocation 70%
     Legg Mason Partners Variable Lifestyle Allocation 85%

In the "Market Timing" subsection of the "Transfers" section, replace the list of Monitored Portfolios with the following:

     the American Funds Global Growth Fund, the American Funds Global Small Capitalization Fund, the Templeton Growth Securities Fund, the Legg Mason Partners Variable Global Equity Portfolio, the Legg Mason Partners Variable Small Cap Growth Portfolio, the Legg Mason Partners Variable Global High Yield Bond Portfolio, the Met/AIM Small Cap Growth Portfolio, the MFS(Reg. TM) Research International Portfolio, the Pioneer Strategic Income Portfolio, and the Artio International Stock Portfolio

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3. ANNUITY PAYMENTS (THE INCOME PHASE)

In the "ANNUITY PAYMENTS (THE INCOME PHASE)" section, replace the fourth paragraph below the "Option 5. Payments for a Designated Period" paragraph with the following:

     Due to underwriting, administrative or Internal Revenue Code considerations, there may be limitations on payments to the survivor under Options 3 and 4 and/or the duration of the guarantee period under Options 2, 4, and 5.

Replace the first paragraph under the "Variable Annuity Payments" heading with the following:

     The Adjusted Contract Value (the account value, less any applicable premium taxes, account fee, and any prorated rider charge) is determined on the annuity calculation date, which is a business day no more than five (5) business days before the annuity date. The first variable annuity payment will be based upon the Adjusted Contract Value, the annuity option elected, the annuitant's age, the annuitant's sex (where permitted by law), and the appropriate variable annuity option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and annuity option elected. If, as of the annuity calculation date, the then current variable annuity option rates applicable to this class of contracts provide a first annuity payment greater than that which is guaranteed under the same annuity option under this contract, the greater payment will be made.

Replace the "Fixed Annuity Payments" paragraph with the following:

     The Adjusted Contract Value (defined above under "Variable Annuity Payments") on the day immediately preceding the annuity date will be used to determine a fixed annuity payment. The annuity payment will be based upon the annuity option elected, the annuitant's age, the annuitant's sex (where permitted by law), and the appropriate annuity option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current annuity option rates applicable to this class of contracts provide an annuity payment greater than that which is guaranteed under the same annuity option under this contract, the greater payment will be made. You may not make a transfer from the fixed annuity option to the variable annuity option.

4. DEATH BENEFIT

In the "DEATH BENEFIT" section, replace the "Upon Your Death" section with the following:

     UPON YOUR DEATH

     If you die during the accumulation phase, we will pay a death benefit to your beneficiary (or beneficiaries). The Principal Protection is the standard death benefit for your contract. At the time you purchase the contract, you can select the optional Annual Step-Up death benefit rider. If you are 80 years old or older at the effective date of your contract, you are not eligible to select the optional death benefit rider. The death benefits are described below. Check your contract and riders for the specific provisions applicable.

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     The death benefit is determined as of the end of the business day on which we receive both due proof of death and an election for the payment method. Where there are multiple beneficiaries, the death benefit will only be determined as of the time the first beneficiary submits the necessary documentation in good order. If the death benefit payable is an amount that exceeds the account value on the day it is determined, we will apply to the contract an amount equal to the difference between the death benefit payable and the account value, in accordance with the current allocation of the account value. This death benefit amount remains in the investment portfolio(s) until each of the other beneficiaries submits the necessary documentation in good order to claim his/her death benefit. (See "General Death Benefit Provisions" below.) Any death benefit amounts held in the investment portfolios on behalf of the remaining beneficiaries are subject to investment risk. There is no additional death benefit guarantee.

     If you have a joint owner, the death benefit will be paid when the first owner dies. Upon the death of either owner, the surviving joint owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary, unless instructed otherwise.

     If a non-natural person owns the contract, the annuitant will be deemed to be the owner in determining the death benefit. If there are joint owners, the age of the oldest owner will be used to determine the death benefit amount.

5. FEDERAL INCOME TAX STATUS

In the "FEDERAL INCOME TAX STATUS" section, add the following after the third paragraph under the "Other Tax Issues" heading:

     Under recently enacted legislation, you (and after your death, your designated beneficiaries) generally do not have to take the required minimum distribution for 2009. The waiver does not apply to any 2008 payments even if received in 2009, so for those payments, you are still required to receive your first required minimum distribution payment by April 1, 2009. In contrast, if your first required minimum distribution would have been due by April 1, 2010, you are not required to take such distribution; however, your 2010 required minimum distribution is due by December 31, 2010. For after-death required minimum distributions, the five year rule is applied without regard to calendar year 2009. For instance, if you died in 2007, the five year period ends in 2013 instead of 2012. This required minimum distribution waiver does not apply if you are receiving annuitized payments under your contract. The required minimum distribution rules are complex, so consult with your tax advisor before waiving your 2009 required minimum distribution payment.

6. OTHER INFORMATION

In the "OTHER INFORMATION" section, add the following after the second paragraph under the "Requests and Elections" heading:

     A request or transaction generally is considered in GOOD ORDER if it complies with our administrative procedures and the required information is complete and accurate. A

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     request or transaction may be rejected or delayed if not in good order. If you have any questions, you should contact us or your registered representative before submitting the form or request.

7. APPENDIX A

At the end of Appendix A, replace the first paragraph in the "Discontinued Investment Portfolios" section with the following:

     The following investment portfolios are no longer available for allocations of new purchase payments or transfers of account value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing): (a) Legg Mason Partners Variable Equity Trust: Legg Mason Partners Variable Capital and Income Portfolio (Class I) (closed effective April 30, 2007); (b) Met Investors Series Trust: Lord Abbett Bond Debenture Portfolio (Class A) (closed effective May 1, 2006), Lazard Mid-Cap Portfolio (Class B) (closed effective April 30, 2007), and Third Avenue Small Cap Value Portfolio (Class B) (closed effective November 12, 2007);
     (c) Metropolitan Series Fund, Inc.: BlackRock Bond Income Portfolio (Class
     E) (closed effective May 1, 2006), BlackRock Legacy Large Cap Growth Portfolio (Class A) (closed effective May 4, 2009) and Oppenheimer Global Equity Portfolio (Class B) (closed effective May 4, 2009).

Add the following to the end of the "Discontinued Investment Portfolios" section:

     Effective as of May 4, 2009, Legg Mason Partners Variable Appreciation Portfolio (Class II) (closed effective November 12, 2007) was exchanged for Legg Mason Partners Variable Appreciation Portfolio (Class I).

     Effective as of May 4, 2009, Van Kampen Life Investment Trust: Comstock Portfolio (Class II) was replaced with Met Investors Series Trust: Van Kampen Comstock Portfolio (Class B).

     Effective as of May 4, 2009, Met Investors Series Trust: Met/AIM Capital Appreciation Portfolio (Class A) merged into Metropolitan Series Fund,
     Inc.: BlackRock Legacy Large Cap Growth Portfolio (Class A).

     Effective as of May 4, 2009, Metropolitan Series Fund, Inc.: FI Large Cap Portfolio (Class A) merged into Metropolitan Series Fund, Inc.: BlackRock Legacy Large Cap Growth Portfolio (Class A).

     The BlackRock Legacy Large Cap Growth Portfolio (Class A) has been added to the contracts solely to receive account values transferred from the Met/AIM Capital Appreciation Portfolio (Class A) and the FI Large Cap Portfolio (Class A) pursuant to the mergers described above. The BlackRock Legacy Large Cap Growth Portfolio (Class A) is closed for new allocations of purchase payments and transfers of account value (except for existing rebalancing and dollar cost averaging programs).

     The investment portfolio expense information for the BlackRock Legacy Large Cap Growth Portfolio (Class A) provided below is for the year ended December 31, 2008.

                                       9

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     BLACKROCK LEGACY LARGE CAP GROWTH PORTFOLIO (CLASS A) OF METROPOLITAN
     SERIES FUND, INC.

     a.   Adviser: MetLife Advisers, LLC
          -------

          Subadviser: BlackRock Advisors, LLC
          ----------

     b.   Investment Objective: The BlackRock Legacy Large Cap Growth Portfolio
          --------------------
          seeks long-term growth of capital.

     c.   Investment Portfolio Expenses
          -----------------------------
          (as a percentage of average daily net assets of the investment portfolio)

          The following table is a summary. For more complete information on investment portfolio fees and expenses, please refer to the prospectus for the investment portfolio.

          Management Fees:                           0.73%
          12b-1/Service Fees:                        0.00%
          Other Expenses:                            0.05%
          Acquired Fund Fees and Expenses:           0.00%
                                                     -----
          Total Annual Portfolio Expenses:           0.78%
          Contractual Expense Subsidy or Deferral:   0.01%
                                                     -----
          Net Total Annual Portfolio Expenses:       0.77%

8. APPENDIX B

Replace Appendix B with the Appendix B attached to this prospectus supplement.

        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

5 Park Plaza, Suite 1900                                 Telephone: 888-556-5412
Irvine, CA 92614

                                       10

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APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS


Below are the advisers and subadvisers and investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.


AMERICAN FUNDS INSURANCE SERIES (Reg. TM) (CLASS 2)

American Funds Insurance Series (Reg. TM) is a trust with multiple portfolios. Capital Research and Management Company is the investment adviser to each portfolio. The following Class 2 portfolios are available under the contract:


AMERICAN FUNDS BOND FUND


INVESTMENT OBJECTIVE: The American Funds Bond Fund seeks to maximize current income and preserve capital by investing primarily in fixed-income securities.


AMERICAN FUNDS GLOBAL GROWTH FUND


INVESTMENT OBJECTIVE: The American Funds Global Growth Fund seeks capital appreciation through stocks.


AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND


INVESTMENT OBJECTIVE: The American Funds Global Small Capitalization Fund seeks capital appreciation through stocks.


AMERICAN FUNDS GROWTH FUND


INVESTMENT OBJECTIVE: The American Funds Growth Fund seeks capital appreciation through stocks.


AMERICAN FUNDS GROWTH-INCOME FUND


INVESTMENT OBJECTIVE: The American Funds Growth-Income Fund seeks both capital appreciation and income.



FIDELITY (Reg. TM) VARIABLE INSURANCE PRODUCTS

Fidelity (Reg. TM) Variable Insurance Products is a variable insurance products fund with multiple portfolios. Fidelity Managment & Research Company is the investment manager. The following Service Class 2 portfolio is available under the contract:


MID CAP PORTFOLIO


SUBADVISERS: FMR Co., Inc. and Fidelity Research & Analysis Company


INVESTMENT OBJECTIVE: The Mid Cap Portfolio seeks long-term growth of capital.



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)

Franklin Templeton Variable Insurance Products Trust currently consists of multiple series (Funds). Funds may be available in multiple classes: Class 1, Class 2, Class 3 and Class 4. The portfolios available in connection with your contract are Class 2 shares. Franklin Advisers, Inc. is the investment advisor for Franklin Income Securities Fund; Franklin Mutual Advisers, LLC is the investment advisor for Mutual Shares Securities Fund; and Templeton Global Advisors Limited is the investment adviser for the Templeton Growth Securities Fund. The following Class 2 portfolios are available under the contract:


FRANKLIN INCOME SECURITIES FUND


INVESTMENT OBJECTIVE: The Franklin Income Securities Fund seeks to maximize income while maintaining prospects for capital appreciation.


MUTUAL SHARES SECURITIES FUND


INVESTMENT OBJECTIVE: The Mutual Shares Securities Fund seeks capital appreciation, with income as a secondary goal.


TEMPLETON GROWTH SECURITIES FUND


INVESTMENT OBJECTIVE: The Templeton Growth Securities Fund seeks long-term capital growth.



                                      B-1

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LEGG MASON PARTNERS VARIABLE EQUITY TRUST

Legg Mason Partners Variable Equity Trust is a trust with multiple portfolios. Legg Mason Partners Fund Advisor, LLC is the investment adviser to each portfolio. The following single share class or, as noted, Class I or Class II portfolios are available under the contract:


LEGG MASON PARTNERS VARIABLE AGGRESSIVE GROWTH PORTFOLIO (CLASS I)


SUBADVISER: ClearBridge Advisors, LLC


INVESTMENT OBJECTIVE: The Legg Mason Partners Variable Aggressive Growth Portfolio seeks capital apprecation.


LEGG MASON PARTNERS VARIABLE APPRECIATION PORTFOLIO (CLASS I)


SUBADVISER: ClearBridge Advisors, LLC


INVESTMENT OBJECTIVE: The Legg Mason Partners Variable Appreciation Portfolio seeks long-term appreciation of capital.


LEGG MASON PARTNERS VARIABLE CAPITAL PORTFOLIO


SUBADVISER: ClearBridge Advisors, LLC


INVESTMENT OBJECTIVE: The Legg Mason Partners Variable Capital Portfolio seeks capital appreciation through investment in securities which the portfolio managers believe have above-average capital appreciation potential.


LEGG MASON PARTNERS VARIABLE CAPITAL AND INCOME PORTFOLIO (CLASS II)


SUBADVISERS: ClearBridge Advisors, LLC, Western Asset Management Company, and Western Asset Management Company Limited


INVESTMENT OBJECTIVE: The Legg Mason Partners Variable Capital and Income Portfolio seeks total return (that is, a combination of income and long-term capital appreciation).


LEGG MASON PARTNERS VARIABLE DIVIDEND STRATEGY PORTFOLIO


SUBADVISER: ClearBridge Advisors, LLC


INVESTMENT OBJECTIVE: The Legg Mason Partners Variable Dividend Strategy Portfolio seeks capital appreciation, principally through investments in dividend-paying stocks.


LEGG MASON PARTNERS VARIABLE FUNDAMENTAL VALUE PORTFOLIO (CLASS I)


SUBADVISER: ClearBridge Advisors, LLC


INVESTMENT OBJECTIVE: The Legg Mason Partners Variable Fundamental Value Portfolio seeks long-term capital growth. Current income is a secondary consideration.


LEGG MASON PARTNERS VARIABLE GLOBAL EQUITY PORTFOLIO


SUBADVISER: Batterymarch Financial Management, Inc.


INVESTMENT OBJECTIVE: The Legg Mason Partners Variable Global Equity Portfolio seeks long-term capital growth; dividend income, if any, is incidental to this objective.


LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO (CLASS I)


SUBADVISER: ClearBridge Advisors, LLC


INVESTMENT OBJECTIVE: The Legg Mason Partners Variable Investors Portfolio seeks long-term growth of capital. Current income is a secondary objective.


LEGG MASON PARTNERS VARIABLE LARGE CAP GROWTH PORTFOLIO (CLASS I)


SUBADVISER: ClearBridge Advisors, LLC


INVESTMENT OBJECTIVE: The Legg Mason Partners Variable Large Cap Growth Portfolio seeks long-term growth of capital.


LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO (CLASS I)


SUBADVISER: ClearBridge Advisors, LLC


INVESTMENT OBJECTIVE: The Legg Mason Partners Variable Small Cap Growth Portfolio seeks long-term growth of capital.


LEGG MASON PARTNERS VARIABLE SOCIAL AWARENESS PORTFOLIO


SUBADVISER: Legg Mason Investment Counsel, LLC


INVESTMENT OBJECTIVE: The Legg Mason Partners Variable Social Awareness Portfolio seeks capital appreciation and retention of net investment income.

LEGG MASON PARTNERS VARIABLE INCOME TRUST

Legg Mason Partners Variable Income Trust is a trust with multiple portfolios. Legg Mason Partners Fund Advisor, LLC is the investment adviser to each portfolio. The following single share class or, as noted, Class I portfolios are available under the contract:


LEGG MASON PARTNERS VARIABLE ADJUSTABLE RATE INCOME PORTFOLIO


SUBADVISER: Western Asset Management Company


INVESTMENT OBJECTIVE: The Legg Mason Partners Variable Adjustable Rate Income Portfolio seeks to provide high current income and to limit the degree of fluctuation of its net asset value resulting from movements in interest rates.


LEGG MASON PARTNERS VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO (CLASS I)


SUBADVISERS: Western Asset Management Company and Western Asset Management Company Limited


INVESTMENT OBJECTIVE: The Legg Mason Partners Variable Global High Yield Bond Portfolio seeks to maximize total return, consistent with the preservation of capital.


LEGG MASON PARTNERS VARIABLE MONEY MARKET PORTFOLIO


SUBADVISER: Western Asset Management Company


INVESTMENT OBJECTIVE: The Legg Mason Partners Variable Money Market Portfolio seeks to maximize current income consistent with preservation of capital. The fund seeks to maintain a stable $1.00 share price. Of course, there is no assurance that the fund will achieve its objective.



MET INVESTORS SERIES TRUST

Met Investors Series Trust is managed by MetLife Advisers, LLC, which is an affiliate of First MetLife Investors. (Met Investors Advisory, LLC, the former investment manager of Met Investors Series Trust, merged into MetLife Advisers on May 1, 2009.) Met Investors Series Trust is a mutual fund with multiple portfolios. The following portfolios are available under the contract:


MET/AIM SMALL CAP GROWTH PORTFOLIO (CLASS B)


SUBADVISER: Invesco Aim Capital Management, Inc.


INVESTMENT OBJECTIVE: The Met/AIM Small Cap Growth Portfolio seeks long-term growth of capital.


MFS (Reg. TM) RESEARCH INTERNATIONAL PORTFOLIO (CLASS B)


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Research International Portfolio seeks capital appreciation.


OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO (CLASS B)


SUBADVISER: OppenheimerFunds, Inc.


INVESTMENT OBJECTIVE: The Oppenheimer Capital Appreciation Portfolio seeks capital appreciation.


PIONEER FUND PORTFOLIO (CLASS A)


SUBADVISER: Pioneer Investment Management, Inc.


INVESTMENT OBJECTIVE: The Pioneer Fund Portfolio seeks reasonable income and capital growth.


PIONEER STRATEGIC INCOME PORTFOLIO (CLASS A)


SUBADVISER: Pioneer Investment Management, Inc.


INVESTMENT OBJECTIVE: The Pioneer Strategic Income Portfolio seeks a high level of current income.


VAN KAMPEN COMSTOCK PORTFOLIO*


SUBADVISER: Morgan Stanley Investment Management, Inc., doing business as Van Kampen


INVESTMENT OBJECTIVE: The Van Kampen Comstock Portfolio seeks capital growth and income.


* This portfolio is not available for investment prior to May 4, 2009.



METROPOLITAN SERIES FUND, INC.

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of First MetLife Investors, is the investment adviser to each portfolio. The following portfolios are available under the contract:


ARTIO INTERNATIONAL STOCK PORTFOLIO (CLASS B) (formerly Julius Baer International Stock Portfolio)


SUBADVISER: Artio Global Management, LLC (formerly Julius Baer Investment Management, LLC)


INVESTMENT OBJECTIVE: The Artio International Stock Portfolio seeks long-term growth of capital.


FI VALUE LEADERS PORTFOLIO (CLASS D)


SUBADVISER: Pyramis Global Advisors, LLC


INVESTMENT OBJECTIVE: The FI Value Leaders Portfolio seeks long-term growth of capital.

JENNISON GROWTH PORTFOLIO (CLASS B)


SUBADVISER: Jennison Associates LLC


INVESTMENT OBJECTIVE: The Jennison Growth Portfolio seeks long-term growth of capital.


MFS (Reg. TM) TOTAL RETURN PORTFOLIO (CLASS F)


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Total Return Portfolio seeks a favorable total return through investment in a diversified portfolio.


MFS (Reg. TM) VALUE PORTFOLIO (CLASS A)


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Value Portfolio seeks capital appreciation.


T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO (CLASS B)


SUBADVISER: T. Rowe Price Associates, Inc.


INVESTMENT OBJECTIVE: The T. Rowe Price Large Cap Growth Portfolio seeks long-term growth of capital and, secondarily, dividend income.


WESTERN ASSET MANAGEMENT U.S. GOVERNMENT PORTFOLIO (CLASS B)


SUBADVISER: Western Asset Management Company


INVESTMENT OBJECTIVE: The Western Asset Management U.S. Government Portfolio seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.



PIONEER VARIABLE CONTRACTS TRUST (CLASS II)

Pioneer Variable Contracts Trust is a mutual fund with multiple portfolios. Pioneer Investment Management, Inc. is the investment adviser to each portfolio. The following Class II portfolio is available under the contract:


PIONEER MID CAP VALUE VCT PORTFOLIO


INVESTMENT OBJECTIVE: The Pioneer Mid Cap Value VCT Portfolio seeks capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks.


THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (CLASS I OR II, AS NOTED)

The Universal Institutional Funds, Inc. is a mutual fund with multiple portfolios. Morgan Stanley Investment Management, Inc., doing business as Van Kampen, is the investment adviser to each portfolio. The following portfolios are available under the contract:


EQUITY AND INCOME PORTFOLIO (CLASS II)


INVESTMENT OBJECTIVE: The Equity and Income Portfolio seeks both capital appreciation and current income.


U.S. REAL ESTATE PORTFOLIO (CLASS I)


INVESTMENT OBJECTIVE: The U.S. Real Estate Portfolio seeks above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.



VAN KAMPEN LIFE INVESTMENT TRUST (CLASS II)

Van Kampen Life Investment Trust is a mutual fund with multiple portfolios. Van Kampen Asset Management Inc. is the investment adviser to each portfolio. The following Class II portfolio is available under the contract:


GROWTH AND INCOME PORTFOLIO


INVESTMENT OBJECTIVE: The Growth and Income Portfolio seeks long-term growth of capital and income.



LEGG MASON PARTNERS VARIABLE EQUITY TRUST

In addition to the Legg Mason Partners Variable Equity Trust portfolios listed above, the following portfolios are available under the contract. Legg Mason Partners Fund Advisor, LLC is the investment adviser and Legg Mason Global Asset Allocation, LLC is the subadviser to the portfolios.


LEGG MASON PARTNERS VARIABLE LIFESTYLE ALLOCATION 50%


INVESTMENT OBJECTIVE: The Legg Mason Partners Variable Lifestyle Allocation 50% seeks a balance of growth of capital and income.

LEGG MASON PARTNERS VARIABLE LIFESTYLE ALLOCATION 70%


INVESTMENT OBJECTIVE: The Legg Mason Partners Variable Lifestyle Allocation 70% seeks long-term growth of capital.


LEGG MASON PARTNERS VARIABLE LIFESTYLE ALLOCATION 85%


INVESTMENT OBJECTIVE: The Legg Mason Partners Variable Lifestyle Allocation 85% seeks capital appreciation.